Derivatives	12 Months Ended
Dec. 31, 2016
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Derivatives

Note 8—Derivatives

The Company has previously used forward contracts to economically hedge the impact of the variability in exchange rates on contracts with its suppliers in China for future purchases of inventories denominated in RMB. The Company does not designate any of the forward contracts as hedges and does not apply hedge accounting. All forward contracts are recorded at fair value on the consolidated balance sheet. In the Predecessor 2014 Period, the Successor 2014 Period, and the years ended December 31, 2015 and 2016, realized and unrealized gains (losses) of ($0.1 million), ($6.9 million), ($7.9 million) and $1.1 million, respectively, from the Company’s forward contracts were recognized in other income (expense), net in the consolidated statements of operations and comprehensive income (loss).

The Company generally does not hedge the net assets of its international subsidiaries.

As of December 31, 2015 and December 31, 2016, the aggregate notional amount of the Company’s outstanding forward contracts was as follows (in thousands):

Derivatives not designated as hedging instruments	December 31, 2015	December 31, 2016
Foreign currency contracts	$148,978	$-

The Company’s derivative transactions are governed by ISDA Master Agreements, which include provisions governing the setoff of assets and liabilities between the parties. When the Company has more than one outstanding derivative transaction with a single counterparty, the setoff provisions contained within these agreements generally allow the non-defaulting party the right to reduce its liability to the defaulting party by amounts eligible for setoff as well as eligible offsetting transactions with that counterparty, irrespective of the currency, place of payment or booking office. The Company’s policy is to present its derivative assets and derivative liabilities on the consolidated balance sheets on a net basis.

	Net amount	Gross amounts
	recognized in the	offset in the
As of December 31, 2015	consolidated	consolidated
(in thousands)	balance sheets	balance sheets	Gross amount
Liabilities:
Foreign currency contracts	$10,702	$-	$10,702
Total liabilities	$10,702	$-	$10,702

There were no forward contracts outstanding as of December 31, 2016.